COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum payments under non-cancellable operating leases as of February 28, 2018 were as follows:

Fiscal year ending
February 2019	$226,097,223
February 2020	227,316,124
February 2021	201,111,732
February 2022	169,360,927
February 2023	122,846,419
Thereafter	190,792,679
Total	$1,137,525,104